Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities (“CMBS”) and ABS.

	December 31, 2014					December 31, 2013
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$96,235	$10,343	$624	$—	$105,954	$100,203	$7,495	$1,229	$—	$106,469
Foreign corporate	57,695	4,651	664	7	61,675	59,778	3,939	565	—	63,152
U.S. Treasury and agency	54,654	6,892	30	—	61,516	43,928	2,251	1,056	—	45,123
Foreign government	47,327	5,500	161	—	52,666	50,717	4,107	387	—	54,437
RMBS	38,064	2,102	214	106	39,846	34,167	1,584	490	206	35,055
State and political subdivision	12,922	2,291	26	—	15,187	13,233	903	306	—	13,830
CMBS (1)	13,762	615	46	(1)	14,332	16,115	605	170	—	16,550
ABS	14,121	240	112	—	14,249	15,458	296	171	12	15,571
Total fixed maturity securities	$334,780	$32,634	$1,877	$112	$365,425	$333,599	$21,180	$4,374	$218	$350,187
Equity securities
Common stock	$1,990	$554	$28	$—	$2,516	$1,927	$431	$5	$—	$2,353
Non-redeemable preferred stock	1,086	68	39	—	1,115	1,085	76	112	—	1,049
Total equity securities	$3,076	$622	$67	$—	$3,631	$3,012	$507	$117	$—	$3,402

______________

(1)
The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

Available-for-sale fixed maturity securities by contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

	December 31,
	2014		2013
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$13,023	$13,259	$15,828	$16,030
Due after one year through five years	74,303	77,704	70,467	74,229
Due after five years through ten years	78,923	84,988	78,159	83,223
Due after ten years	102,584	121,047	103,405	109,529
Subtotal	268,833	296,998	267,859	283,011
Structured securities (RMBS, CMBS and ABS)	65,947	68,427	65,740	67,176
Total fixed maturity securities	$334,780	$365,425	$333,599	$350,187

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2014				December 31, 2013
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$11,389	$331	$4,658	$293	$13,889	$808	$3,807	$421
Foreign corporate	9,410	505	2,074	166	9,019	402	2,320	163
U.S. Treasury and agency	8,927	12	1,314	18	15,225	1,037	357	19
Foreign government	1,085	80	630	81	5,052	336	1,846	51
RMBS	4,180	92	2,534	228	10,754	363	2,302	333
State and political subdivision	83	1	297	25	3,109	225	351	81
CMBS	1,268	23	934	22	3,696	142	631	28
ABS	4,456	57	1,440	55	3,772	59	978	124
Total fixed maturity securities	$40,798	$1,101	$13,881	$888	$64,516	$3,372	$12,592	$1,220
Equity securities
Common stock	$111	$28	$1	$—	$81	$4	$16	$1
Non-redeemable preferred stock	67	2	192	37	364	65	191	47
Total equity securities	$178	$30	$193	$37	$445	$69	$207	$48
Total number of securities in an unrealized loss position	3,153		1,435		4,480		1,571

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2014		2013
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans held-for-investment:
Commercial	$41,088	68.3%	$40,926	70.9%
Agricultural	12,378	20.6	12,391	21.5
Residential	6,369	10.6	2,772	4.8
Subtotal (1)	59,835	99.5	56,089	97.2
Valuation allowances	(305)	(0.5)	(322)	(0.6)
Subtotal mortgage loans held-for-investment, net	59,530	99.0	55,767	96.6
Residential — FVO	308	0.5	338	0.6
Commercial mortgage loans held by CSEs — FVO	280	0.5	1,598	2.8
Total mortgage loans held-for-investment, net	60,118	100.0	57,703	100.0
Mortgage loans held-for-sale	—	—	3	—
Total mortgage loans, net	$60,118	100.0%	$57,706	100.0%
______________

(1)	Purchases of mortgage loans were $4.7 billion and $2.2 billion for the years ended December 31, 2014 and 2013, respectively.

Allowance for Loan and Lease Losses, Provision for Loss, Net
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2012	$398	$81	$2	$481
Provision (release)	(92)	—	6	(86)
Charge-offs, net of recoveries	(13)	(24)	—	(37)
Transfers to held-for-sale (1)	—	(5)	(6)	(11)
Balance at December 31, 2012	293	52	2	347
Provision (release)	(35)	4	18	(13)
Charge-offs, net of recoveries	—	(12)	—	(12)
Transfers to held-for-sale	—	—	—	—
Balance at December 31, 2013	258	44	20	322
Provision (release)	(11)	(4)	27	12
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Transfers to held-for-sale	—	—	—	—
Balance at December 31, 2014	$224	$39	$42	$305
______________

(1)
The valuation allowance on and the related carrying value of certain residential mortgage loans held-for-investment were transferred to mortgage loans held-for-sale in connection with the MetLife Bank Divestiture. See Note 3.

Schedule of Financing Receivables, Non Accrual Status
The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Nonaccrual Status
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(In millions)
Commercial	$10	$12	$75	$191
Agricultural	1	44	41	47
Residential	173	79	163	65
Total	$184	$135	$279	$303

Impaired mortgage loans held-for-investment
Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
December 31,	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
2014
Commercial	$75	$75	$24	$101	$100	$40,913	$200	$151	$359
Agricultural	51	48	2	14	13	12,317	37	59	80
Residential	—	—	—	40	37	6,332	42	37	19
Total	$126	$123	$26	$155	$150	$59,562	$279	$247	$458
2013
Commercial	$214	$210	$58	$299	$296	$40,420	$200	$448	$526
Agricultural	68	66	7	35	34	12,291	37	93	153
Residential	12	12	1	5	4	2,756	19	15	14
Total	$294	$288	$66	$339	$334	$55,467	$256	$556	$693

Investment in leveraged leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2014		2013
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,414	$1,750	$1,491	$1,806
Estimated residual values	1,148	145	1,325	90
Subtotal	2,562	1,895	2,816	1,896
Unearned income	(777)	(776)	(870)	(796)
Investment in leases, net of non-recourse debt	$1,785	$1,119	$1,946	$1,100

Net income from investment in leveraged leases
The components of income from investment in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2014		2013		2012
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Income from investment in leases	$66	$72	$82	$75	$57	$67
Less: Income tax expense on leases	23	25	29	26	20	23
Investment income after income tax	$43	$47	$53	$49	$37	$44

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Fixed maturity securities	$30,367	$16,672	$33,641
Fixed maturity securities with noncredit OTTI losses in AOCI	(112)	(218)	(361)
Total fixed maturity securities	30,255	16,454	33,280
Equity securities	608	390	97
Derivatives	1,761	375	1,274
Other	149	(73)	(30)
Subtotal	32,773	17,146	34,621
Amounts allocated from:
Future policy benefits	(2,886)	(898)	(6,049)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(4)	6	19
DAC, VOBA and DSI	(1,946)	(1,190)	(2,485)
Policyholder dividend obligation	(3,155)	(1,771)	(3,828)
Subtotal	(7,991)	(3,853)	(12,343)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	42	73	119
Deferred income tax benefit (expense)	(8,556)	(4,956)	(7,973)
Net unrealized investment gains (losses)	16,268	8,410	14,424
Net unrealized investment gains (losses) attributable to noncontrolling interests	(33)	4	(5)
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$16,235	$8,414	$14,419
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Balance at January 1,	$8,414	$14,419	$8,674
Fixed maturity securities on which noncredit OTTI losses have been recognized	106	143	363
Unrealized investment gains (losses) during the year	15,521	(17,618)	12,467
Unrealized investment gains (losses) relating to:
Future policy benefits	(1,988)	5,151	(2,053)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(10)	(13)	(28)
DAC, VOBA and DSI	(756)	1,295	(685)
Policyholder dividend obligation	(1,384)	2,057	(909)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(31)	(46)	(117)
Deferred income tax benefit (expense)	(3,600)	3,017	(3,279)
Net unrealized investment gains (losses)	16,272	8,405	14,433
Net unrealized investment gains (losses) attributable to noncontrolling interests	(37)	9	(14)
Balance at December 31,	$16,235	$8,414	$14,419
Change in net unrealized investment gains (losses)	$7,858	$(6,014)	$5,759
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	(37)	9	(14)
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$7,821	$(6,005)	$5,745

Other than temporary impairment, credit losses recognized earnings
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2014	2013
	(In millions)
Balance at January 1,	$(218)	$(361)
Noncredit OTTI losses and subsequent changes recognized	17	60
Securities sold with previous noncredit OTTI loss	53	149
Subsequent changes in estimated fair value	36	(66)
Balance at December 31,	$(112)	$(218)

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2014	2013
	(In millions)
Securities on loan: (1)
Amortized cost	$26,989	$27,094
Estimated fair value	$30,269	$27,595
Cash collateral on deposit from counterparties (2)	$30,826	$28,319
Security collateral on deposit from counterparties (3)	$83	$—
Reinvestment portfolio — estimated fair value	$31,314	$28,481
______________

(1)	Included within fixed maturity securities, short-term investments, equity securities and cash and cash equivalents.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2014	2013
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$9,437	$2,153
Invested assets held in trust (collateral financing arrangements and reinsurance agreements)	10,069	11,004
Invested assets pledged as collateral (2)	25,996	23,770
Total invested assets on deposit, held in trust and pledged as collateral	$45,502	$36,927
______________

(1)
In November 2014, MetLife Insurance Company of Connecticut (“MICC”), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company (“MLI-USA”), and its affiliate, MetLife Investors Insurance Company (“MLIIC”), each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. (“Exeter”), a former offshore reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the “Mergers”). The surviving entity of the Mergers was MetLife Insurance Company USA (“MetLife USA”). Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. In anticipation of the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the “Department of Financial Services”) approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MICC reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MICC’s remaining New York policyholder liabilities not covered by such reinsurance.

(2)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4 and 12), collateral financing arrangements (see Note 13) and derivative transactions (see Note 9).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI investments acquired during the periods indicated:

	Years Ended December 31,
	2014	2013	2014	2013
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Contractually required payments (including interest)	$947	$1,872	$—	$—
Cash flows expected to be collected (1)	$745	$1,446	$—	$—
Fair value of investments acquired	$503	$978	$—	$—
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The Company’s PCI investments, by invested asset class, were as follows at:

	December 31,
	2014	2013	2014	2013
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Outstanding principal and interest balance (1)	$5,287	$5,319	$239	$291
Carrying value (2)	$4,170	$4,109	$132	$138
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.
The following table presents activity for the accretable yield on PCI investments:

	Years Ended December 31,
	2014	2013	2014	2013
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Accretable yield, January 1,	$2,746	$2,665	$74	$184
Investments purchased	242	468	—	—
Accretion recognized in earnings	(244)	(260)	(22)	(87)
Disposals	(60)	(152)	—	—
Reclassification (to) from nonaccretable difference	(541)	25	(4)	(23)
Accretable yield, December 31,	$2,143	$2,746	$48	$74

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Investment income:
Fixed maturity securities	$14,868	$15,071	$15,218
Equity securities	133	127	133
FVO and trading securities — Actively Traded and FVO general account securities (1)	103	65	88
Mortgage loans	2,928	3,020	3,191
Policy loans	629	620	626
Real estate and real estate joint ventures	951	909	834
Other limited partnership interests	1,033	955	845
Cash, cash equivalents and short-term investments	168	181	163
Operating joint ventures	10	10	19
Other	192	165	131
Subtotal	21,015	21,123	21,248
Less: Investment expenses	1,178	1,198	1,090
Subtotal, net	19,837	19,925	20,158
FVO and trading securities — FVO contractholder-directed unit-linked investments (1)	1,266	2,172	1,473
Securitized reverse residential mortgage loans	—	—	177
FVO CSEs — interest income:
Commercial mortgage loans	49	132	172
Securities	1	3	4
Subtotal	1,316	2,307	1,826
Net investment income	$21,153	$22,232	$21,984
______________

(1)	Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Actively Traded and FVO general account securities	$(3)	$18	$51
FVO contractholder-directed unit-linked investments	$645	$1,579	$1,170

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Consumer	$(7)	$(11)	$(19)
Transportation	(2)	(3)	(17)
Utility	—	(48)	(61)
Finance	—	(10)	(32)
Communications	—	(2)	(19)
Technology	—	—	(6)
Industrial	—	—	(5)
Total U.S. and foreign corporate securities	(9)	(74)	(159)
RMBS	(31)	(80)	(97)
CMBS	(13)	(12)	(51)
ABS	(7)	—	(9)
State and political subdivision	—	—	(1)
OTTI losses on fixed maturity securities recognized in earnings	(60)	(166)	(317)
Fixed maturity securities — net gains (losses) on sales and disposals	598	561	253
Total gains (losses) on fixed maturity securities	538	395	(64)
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Non-redeemable preferred stock	(23)	(20)	—
Common stock	(13)	(6)	(34)
OTTI losses on equity securities recognized in earnings	(36)	(26)	(34)
Equity securities — net gains (losses) on sales and disposals	101	31	38
Total gains (losses) on equity securities	65	5	4
FVO and trading securities — FVO general account securities	9	15	17
Mortgage loans	(36)	22	57
Real estate and real estate joint ventures	222	(19)	(36)
Other limited partnership interests	(78)	(48)	(36)
Other investment portfolio gains (losses)	(110)	22	(151)
Subtotal — investment portfolio gains (losses)	610	392	(209)
FVO CSEs:
Commercial mortgage loans	(13)	(52)	7
Securities	—	2	—
Long-term debt — related to commercial mortgage loans	19	85	25
Long-term debt — related to securities	(1)	(2)	(7)
Non-investment portfolio gains (losses) (1)	(812)	(264)	(168)
Subtotal FVO CSEs and non-investment portfolio gains (losses)	(807)	(231)	(143)
Total net investment gains (losses)	$(197)	$161	$(352)
______________

(1)	Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $633 million related to the disposition of MAL as more fully described in Note 3.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$82,075	$76,070	$59,219	$544	$746	$1,648
Gross investment gains	$1,165	$1,326	$944	$112	$56	$73
Gross investment losses	(567)	(765)	(691)	(11)	(25)	(35)
OTTI losses (1)	(60)	(166)	(317)	(36)	(26)	(34)
Net investment gains (losses)	$538	$395	$(64)	$65	$5	$4
______________
(1)    OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $19 million and $94 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position, and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2014	2013
	(In millions)
Balance at January 1,	$378	$392
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	2	6
Additional impairments — credit loss OTTI recognized on securities previously impaired	25	69
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(40)	(87)
Securities impaired to net present value of expected future cash flows	(7)	—
Increases in cash flows — accretion of previous credit loss OTTI	(1)	(2)
Balance at December 31,	$357	$378

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.

	December 31,
	2014		2013
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
MRSC (collateral financing arrangement (primarily securities)) (1)	$3,471	$—	$3,440	$—
Operating joint ventures (2)	2,405	1,999	2,095	1,777
CSEs (assets (primarily loans) and liabilities (primarily debt)) (3)	297	155	1,630	1,457
Investments:
Other invested assets	59	—	82	7
FVO and trading securities	45	—	69	—
Other limited partnership interests	37	—	61	—
Real estate joint ventures (4)	9	15	1,181	443
Total	$6,323	$2,169	$8,558	$3,684
______________

(1)	See Note 13 for a description of the MetLife Reinsurance Company of South Carolina (“MRSC”) collateral financing arrangement.

(2)
Assets of the operating joint venture are primarily fixed maturity securities and separate account assets. Liabilities of the operating joint venture are primarily future policy benefits, other policyholder funds and separate account liabilities.

(3)
The Company consolidates entities that are structured as CMBS and as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $123 million and $154 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $38 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012 respectively.

(4)
At December 31, 2013, the Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013 (the “MetLife Core Property Fund”), which represented the majority of the balances at December 31, 2013. As a result of the quarterly reassessment in the first quarter of 2014, the Company no longer consolidated the MetLife Core Property Fund, effective March 31, 2014, based on the terms of the revised partnership agreement. The Company accounts for its retained interest in the real estate fund under the equity method. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2014		2013
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, CMBS and ABS) (2)	$68,427	$68,427	$67,176	$67,176
U.S. and foreign corporate	3,829	3,829	3,966	3,966
Other limited partnership interests	6,250	8,402	5,041	6,994
Other invested assets	1,720	2,050	1,509	1,897
FVO and trading securities	565	565	619	619
Real estate joint ventures	100	125	70	71
Mortgage loans	51	51	106	106
Equity securities AFS:
Non-redeemable preferred stock	41	41	35	35
Total	$80,983	$83,490	$78,522	$80,864
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS, FVO and trading securities and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests, mortgage loans and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $212 million and $257 million at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Commercial
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans held-for-investment were as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%	$33,933	$1,105	$1,101	$36,139	88.0%	$38,166	88.4%
65% to 75%	3,306	405	87	3,798	9.2	3,873	9.0
76% to 80%	130	—	15	145	0.4	153	0.3
Greater than 80%	562	281	163	1,006	2.4	987	2.3
Total	$37,931	$1,791	$1,366	$41,088	100.0%	$43,179	100.0%
December 31, 2013
Loan-to-value ratios:
Less than 65%	$30,552	$614	$841	$32,007	78.2%	$33,519	78.9%
65% to 75%	6,360	438	149	6,947	17.0	7,039	16.6
76% to 80%	525	192	189	906	2.2	892	2.1
Greater than 80%	661	242	163	1,066	2.6	1,006	2.4
Total	$38,098	$1,486	$1,342	$40,926	100.0%	$42,456	100.0%

Agricultural Portfolio Segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans held-for-investment were as follows at:

	December 31,
	2014		2013
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios:
Less than 65%	$11,743	94.9%	$11,461	92.5%
65% to 75%	533	4.3	729	5.9
76% to 80%	17	0.1	84	0.7
Greater than 80%	85	0.7	117	0.9
Total	$12,378	100.0%	$12,391	100.0%

Residential mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of residential mortgage loans held-for-investment were as follows at:

	December 31,
	2014		2013
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Performance indicators:
Performing	$6,196	97.3%	$2,693	97.1%
Nonperforming	173	2.7	79	2.9
Total	$6,369	100.0%	$2,772	100.0%